Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consisted of the following:

	As of December 31,
	2023	2024
Gross carrying amount
Trade names	$460	$460
Software	276	276
Accreditation	100	100
	836	836
Less: accumulated amortization
Trade names	—	—
Software	(276)	(276)
Accreditation	(38)	(48)
	(314)	(324)
Intangible assets, net
Trade names	460	460
Software	—	—
Accreditation	62	52
	$522	$512

Schedule of Estimated Amortization Expenses	Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the future annual periods are as follows:
Amount

2025	$10
2026	10
2027	10
2028	10
2029	10
Thereafter	2
Total	$52